TRADE AND OTHER RECEIVABLES - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Receivables
Trade receivables	$ 480,095	$ 1,233,709
Other receivables	20,482	1,689
Less: Allowances for doubtful debts	$ (14,456)	$ (70,793)